Income Tax Expense - Domestic and foreign components of Income (loss) before taxes (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Mar. 28, 2025	Mar. 29, 2024	Jun. 28, 2024	Jun. 30, 2023	Jul. 01, 2022
Income Tax Expense [Line Items]
Income (loss) before taxes	$ (1,461)	$ (700)
The Flash Business of Western Digital Corporation [Member]
Income Tax Expense [Line Items]
Foreign			$ (543)	$ (2,253)	$ 276
U.S.			40	251	958
Income (loss) before taxes			$ (503)	$ (2,002)	$ 1,234